Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of reconciliation of income tax expense

	2024	2023	2022

Income before income taxes	676,391	429,582	428,433
Statutory income taxes rate	34%	34%	34%
Income taxes at statutory rate	(229,973)	(146,058)	(145,667)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(37,007)	(32,274)	(32,859)
PROUNI - Fiscal incentive (i)	379,747	309,952	270,062
Unrecognized deferred taxes	(130,074)	(154,062)	(117,377)
Recognized deferred taxes	-	3,233	-
Presumed profit income tax regime effect (ii)	338	(8,787)	(1,549)
Permanent adjustments	(13,453)	(4,687)	(12,226)
Other	2,951	8,517	3,939
Income taxes expense	(27,471)	(24,166)	(35,677)
Current	(24,238)	(27,399)	(35,677)
Deferred	(3,233)	3,233	-
Effective rate	4.10%	5.62%	8.33%

(i)	The Company adhered to PROUNI, established by Law 11,096/2005, which is a federal program that exempts companies of paying income taxes and social contribution upon compliance with certain requirements required by this Law.
(ii)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.